LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases
Schedule of operating leases

Operating leases	March 31, 2022

Assets
ROU operating lease assets	$3,061,164

Liabilities
Current portion of operating lease	$360,270
Operating lease, net of current portion	$3,158,040
Total operating lease liabilities	$3,518,310

Schedule of future minimum operating lease payments

2022	300,939
2023	558,317
2024	538,312
2025	549,128
2026 and later	2,274,688
Total lease payments	4,221,384
Less imputed interest	(703,074)
Total lease obligations	3,518,310
Less current obligations	(360,270)
Long-term lease obligations	$3,158,040